Employee benefit obligations - Disclosure of Reconciliation of Defined Benefit Liability (Asset) (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [line items]
Beginning balance	€ 3,327
Changes in net defined benefit liability (asset) [abstract]
Ending balance	4,587	€ 3,327
Pension defined benefit plan
Disclosure of defined benefit plans [line items]
Beginning balance	847
Changes in net defined benefit liability (asset) [abstract]
Ending balance	1,473	847
Present value of defined benefit obligation | Pension defined benefit plan
Disclosure of defined benefit plans [line items]
Beginning balance	13,405	13,363
Changes in net defined benefit liability (asset) [abstract]
Current service cost	1,169	1,088
Interest expense	296	182
Contributions by employees	449	492
(Gain)/loss from change in financial assumptions	898	(1,593)
Experience loss	644	131
Past service cost/(gain)	82	519
Benefits paid	(404)	(1,002)
Exchange differences	46	225
Ending balance	16,585	13,405
Plan assets | Pension defined benefit plan
Disclosure of defined benefit plans [line items]
Beginning balance	(10,078)	(9,173)
Changes in net defined benefit liability (asset) [abstract]
Interest expense	(201)	(108)
Return / (loss) on plan assets (excluding amounts included in net interest costs)	548	(27)
Contributions by employer	723	687
Contributions by employees	(449)	(492)
Benefits paid	199	673
Exchange differences	(198)	(318)
Ending balance	€ (11,998)	€ (10,078)